8. Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for loan losses	$ 4,134	$ 5,205
Accrued retirement expense	1,529	1,489
Other real estate	206	218
Federal credit carryforward	342	79
State credit carryforward	734	0
Other	176	334
Unrealized loss on available for sale securities	0	747
Total gross deferred tax assets	7,121	8,072
Deferred tax liabilities:
Deferred loan fees	433	581
Premises and equipment	652	530
Unrealized gain on available for sale securities	3,479	0
Total gross deferred tax liabilities	4,564	1,111
Net deferred tax asset	$ 2,557	$ 6,961